Note 7 - Leases - Undiscounted Future Lease Payments Under Operating Leases and Financial Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 28, 2024	Mar. 31, 2024
2026, operating		$ 3,586
2026, finance		4,269
2027, operating		2,390
2027, finance		3,218
2028, operating		1,945
2028, finance		2,811
2029, operating		1,276
2029, finance		1,659
2030, operating		934
2030, finance		923
Thereafter, operating	$ 1,014
Thereafter, finance	383
Total minimum payment required, operating		11,145
Total minimum payment required, finance		13,263
Less interest, operating		1,035
Less interest, finance		1,015
Present value of minimum lease payments, operating		10,110
Present value of minimum lease payments, finance		12,248
Amount due within one year, operating		3,186
Amount due within one year, finance		3,871
Long-term lease obligations, operating	6,924	6,924	$ 13,758
Long-term lease obligations, finance	$ 8,377	$ 8,377	$ 12,259